Major customers and suppliers (Details Textual)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Sales Revenue, Net [Member]
Concentration Risk, Percentage	72.00%	68.00%
Major Customer One [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	27.00%	27.00%
Major customer Two [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	29.00%	29.00%
Three Customers [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	33.00%	33.00%
Two Customers [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	30.00%	30.00%
Four Major Suppliers [Member] | Cost of Goods, Total [Member]
Concentration Risk, Percentage	88.00%	88.00%
Three Major Suppliers [Member] | Cost of Goods, Total [Member]
Concentration Risk, Percentage	61.00%	61.00%